U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
          Annual Notice of Securities Sold Pursuant to Rule 24f-2


1.)  Name and address of issuer:

     Separate Account VL of Transamerica Occidental Life
     Insurance Company
     1150 South Olive Street
     Los Angeles, CA  90015

2.)  Name of each series or class of funds for which this notice is filed:

     The Hudson River Trust

3.)  Investment Company Act File Number:     811-4511
     Securities Act File Number:            33-28107

4a.) Last day of fiscal year for which this notice is filed: 12/31/97


4b.) Check box if this Form is being filed late
     (more than 90 calendar days after the end
     of the issuer's fiscal year)                                [      ]

4c.) Check box if this is the last time the issuer will
     be filing this Form                                    [      ]

5.) Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to Section 24(f):                 $2,190,814.00

     (ii) Aggregate price of securities redeemed or repurchased
          during the fiscal year:                           $1,925,314.00

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission: $0



     (iv) Total available redemption credits (add Items 5(ii)
          and 5(iii):                                       $1,925,314.00

     (v) Net sales - if Item 5(i) is greater than Item 5(iv), subtract Item 5(iv) from Item 5(i): $265,500.00

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv), subtract Item 5(iv) from Item 5(i):
          $0

     (vii)     Multiplier for determining registration fee            .000295

     (viii)    Registration fee due (multiply Item 5(v) by
          Item 5(vii) - (Enter "0" if no fee is due:                  $78.00

6.)  Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before (effective date of rescission of Rule 24e-2), then report the amount of securities (number of shares or other units) deducted here: ___________. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     __________________.

7.) Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year $__________

8.) Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7): $__________

9.) Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

     [X     ]  Wire Transfer
     [      ]  Mail or other means








SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




          TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY


          By:  __________________________________________________
               David M. Goldstein
        Vice President and
        Deputy General Counsel




          SEPARATE ACCOUNT VL OF TRANSAMERICA OCCIDENTAL
          LIFE INSURANCE COMPANY


          By:  __________________________________________________
               David M. Goldstein
               Vice President and
               Deputy General Counsel




DATE:     February 20, 1998



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